Long-term and Short-term Debt (Committed Facilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Collateral financing arrangements	$ 4,139	$ 4,196
Committed Credit Facility Total [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	11,856
Letters of Credit Issued	6,616
Collateral financing arrangements	2,797
Unused Commitments	$ 2,443
Committed Credit Facility Two [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc. and Missouri Reinsurance, Inc.
Expiration	Jun. 30, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 210
Letters of Credit Issued	210
Collateral financing arrangements	0
Unused Commitments	$ 0
Committed Credit Facility Three [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 28, 2024
Line of Credit Facility, Maximum Borrowing Capacity	$ 575
Letters of Credit Issued	465
Collateral financing arrangements	0
Unused Commitments	$ 110
Committed Credit Facility Four [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc.
Expiration	Jun. 20, 2018
Line of Credit Facility, Maximum Borrowing Capacity	$ 425
Letters of Credit Issued	425
Collateral financing arrangements	0
Unused Commitments	$ 0
Committed Credit Facility Five [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of South Carolina and MetLife, Inc.
Expiration	Jun. 30, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,500
Letters of Credit Issued	0
Collateral financing arrangements	2,797
Unused Commitments	$ 703
Committed Credit Facility Six [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Dec. 31, 2037
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,896
Letters of Credit Issued	2,159
Collateral financing arrangements	0
Unused Commitments	$ 737
Committed Credit Facility Seven [Member]
Debt Instrument [Line Items]
Borrowers	MetLife Reinsurance Company of Vermont and MetLife, Inc.
Expiration	Sep. 20, 2038
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,250
Letters of Credit Issued	3,357
Collateral financing arrangements	0
Unused Commitments	$ 893